Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of current inventories

	2021	2020
	$	$

Gold and silver bullion	52,867	39,157
In-process inventory	13,260	7,984
Ore stock-pile inventory	72,242	71,115
Materials and supplies	133,985	119,799
	272,354	238,055